FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
NOTE 16:-      FAIR VALUE MEASUREMENT:

The Company's financial assets (liabilities) measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments:

	Year ended December 31, 2016
	Fair value measurements using input type
	Level 2	Total

Derivatives instruments	$(159)	$(159)

Total liabilities	$(159)	$(159)

	Year ended December 31, 2015
	Fair value measurements using input type
	Level 2	Total

Derivatives instruments	$(420)	$(420)

Total liabilities	$(420)	$(420)